Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended			6 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($) $ / shares shares	Jan. 10, 2017 USD ($) shares	Jan. 06, 2017 shares	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) Tanker Vessel $ / shares shares	Jun. 30, 2016 Vessel
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired | Tanker								4
Initial public offering completion date								2013-04
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers								100.00%
Number of operating vessels | Vessel								13	10
Total net proceeds from offering			$ 54,900				$ 56,125	$ 54,879
Windsor Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2018
Guarantee payment term of charter								5 years
Bodil Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2019
Time charterer options extension year								2024
Guarantee payment term of charter								5 years
Recife Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year								2023
Fortaleza Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year								2023
Carmen Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2023
Time charterer options extension year								2026
Hilda Knutsen and Torill Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2018
Time charterer options extension year								2023
Dan Cisne [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year								2023
Dan Sabia [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year								2024
Ingrid Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2024
Time charterer options extension year								2029
Raquel Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2025
Time charterer options extension year								2030
Tordis Facility [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2022
Time charterer options extension year								2032
Vigdis Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year								2022
Time charterer options extension year								2032
Series A Preferred Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from private placement of Preferred Units					$ 40,000	$ 50,000		$ 90,000
Private Placement [Member] | Series A Preferred Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Preferred Units issued | shares	1,666,667	2,083,333			1,666,667			1,666,667
Preferred Units issued, price per unit | $ / shares	$ 24.00	$ 24.00			$ 24.00			$ 24.00
Proceeds from private placement of Preferred Units	$ 38,800	$ 48,600
Common Units [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units sold in public offering | shares			2,500,000	2,500,000